United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/09

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          November 5, 2009

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      20
Form 13F Information Table Value Total:      $256,703
                                            (thousands)
List of Other Included Managers:  NONE
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

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
CH ROBINSON WORLDWIDE    COM       12541W209    9,381,000    162,435.53 X                                17,514   66,666   78,255
CME GROUP INC.           COM       12572Q105    3,854,000     12,504.00 X                                 1,356    4,909    6,239
EBAY INC.                COM       278642103   12,764,000    540,822.00 X                                57,752  221,477  261,593
EXPRESS SCRIPTS          COM       302182100   42,100,000    542,660.00 X                                59,461  221,786  261,413
GEN PROBE INC.           COM       36866T103   31,597,000    762,463.00 X                                82,955  310,401  369,107
GLOBAL PAYMENTS          COM       37940X102   12,486,000    267,360.28 X                                31,492  111,042  124,826
GOOGLE INC.              COM       38259P508    8,322,000     16,783.00 X                                 1,907    7,145    7,731
IDEXX LABS               COM       45168D104   15,789,000    315,765.00 X                                35,365  130,525  149,875
INTERCONTINENTAL EXCHANG COM       45865V100    7,252,000     74,612.00 X                                 7,845   29,782   36,985
LABORATORY CORP.         COM       50540R409   25,539,000    388,715.00 X                                44,678  159,808  184,229
MONSANTO CO.             COM       61166W101   18,626,000    240,642.75 X                                26,137   96,650  117,856
NEW ORIENTAL EDUCATION   COM       647581107   20,240,000    251,576.00 X                                29,048  101,190  121,338
PRAXAIR INC.             COM       74005P104   14,600,000    178,716.52 X                                20,016   74,612   84,089
QUALCOM INC.             COM       747525103   14,329,000    318,546.64 X                                36,037  134,276  148,234
STRAYER EDUCATION        COM       863236105   19,535,000     89,739.76 X                                10,370   37,029   42,341

LARGE CAP VALUE INDEX    MF        464287408       19,000        375.00 X                                            375        0
MSCI EAFI INDEX          MF        464287465      119,000      2,175.00 X                                          2,175        0
S&P 500 INDEX            MF        464287200       63,000        600.00 X                                            600        0
S&P MIDCAP 400 INDEX     MF        464287507       24,000        350.00 X                                            350        0
S&P 100 INDEX FUND       MF        464287101       64,000      1,325.00 X                                          1,325        0

TOTAL COMMON STOCK                            256,414,000

TOTAL MUTUAL FUNDS                                289,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              256,703,000

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